UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21800

Name of Fund: BlackRock World Investment Trust (BWC)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock World Investment Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2008

Date of reporting period: 05/01/2008 – 07/31/2008

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2008 (Unaudited)	BlackRock World Investment Trust (BWC)
(Percentages shown are based on Net Assets)

Shares	Common Stocks	Value

	Australia—0.8%
17,300	BHP Billiton Ltd. (ADR)	$1,291,618
156,500	Sims Group Ltd.	4,839,966

		6,131,584

	Belgium—0.7%
140,300	Belgacom S.A.	5,518,150

	Bermuda—0.2%
18,100	Arch Capital Group Ltd.(a)	1,262,113

	Brazil—2.9%
68,000	Aracruz Celulose S.A. (ADR)(b)	4,726,000
36,600	Banco Bradesco S.A. (ADR)	777,018
36,800	Banco Itau Holding Financeira S.A. (ADR)	783,840
121,200	Bovespa Holding S.A.	1,515,871
272,298	Cia Energetica de Minas Gerais (ADR)	6,467,077
160,400	Petroleo Brasileiro S.A. (ADR)	8,967,964

		23,237,770

	Canada—6.3%
20,100	Bank of Nova Scotia	981,101
246,000	Barrick Gold Corp.(b)	10,417,566
650,000	Bombardier, Inc., Class B	4,659,407
85,000	Canadian National Railway Co.	4,483,750
37,500	Fording Canadian Coal Trust	3,329,625
87,213	Husky Energy, Inc.	3,861,748
18,700	Potash Corp. of Saskatchewan	3,819,849
27,500	Research In Motion Ltd.(a)	3,377,550
166,200	TELUS Corp.	6,167,879
70,400	Toronto-Dominion Bank	4,282,647
78,800	Ultra Petroleum Corp.(a)	5,624,744

		51,005,866

	Finland—1.1%
100,027	Fortum Oyj	4,409,352
75,800	Wartsila Oyj, B Shares	4,611,227

		9,020,579

	France—2.1%
57,200	Alstom S.A.	6,402,810
42,500	AXA S.A.	1,249,133
15,500	BNP Paribas	1,528,019
98,200	Total S.A.	7,519,047

		16,699,009

	Germany—5.0%
81,500	Adidas AG	4,989,314
13,300	Deutsche Boerse AG	1,514,141
26,721	E.ON AG	5,092,214
90,900	Fresenius Medical Care AG & Co. KGaA	5,007,333
96,000	Hannover Rueckversicherung AG	4,570,485
91,200	K+S AG	11,215,072
56,300	Linde AG	7,784,824

		40,173,383

	Greece—0.3%
79,050	Piraeus Bank S.A.	2,360,751

	Hong Kong—2.5%
362,400	China Mobile Ltd.	4,841,726
348,500	Esprit Holdings Ltd.	3,708,201
511,600	Industrial and Commercial Bank of China Asia Ltd.	1,209,987
698,600	Kerry Properties Ltd.	3,689,487
1,927,800	New World Development Co. Ltd.	3,593,936
195,000	Sun Hung Kai Properties Ltd.	2,892,011

		19,935,348

	Israel—1.1%
418,500	Partner Communications (ADR)(b)	9,152,595

	Italy—1.2%
1,046,488	AEM S.p.A.	3,770,129
37,300	Assicurazioni Generali S.p.A.	1,293,126
140,000	Eni S.p.A.	4,724,235

		9,787,490

Shares	Common Stocks	Value

	Japan—6.8%
820,200	Bank of Yokohama Ltd. (The)	$5,288,985
79,600	Canon, Inc.	3,638,137
103,200	Daito Trust Construction Co. Ltd.	4,705,952
56,400	Fanuc Ltd.	4,478,831
519,100	ITOCHU Corp.	5,158,548
270,000	Konica Minolta Holdings, Inc.	4,433,592
600	Mizuho Financial Group, Inc.	2,872,926
27,900	Nintendo Co. Ltd.	13,536,686
538,400	Shizuoka Bank Ltd. (The)	5,760,212
336,000	Sumitomo Corp.	4,535,455

		54,409,324

	Luxembourg—2.0%
93,600	ArcelorMittal(b)	8,182,512
44,118	Oriflame Cosmetics S.A.	2,854,826
88,500	Tenaris S.A. (ADR)	5,332,125

		16,369,463

	Mexico—0.8%
142,000	Fomento Economico Mexicano SAB de CV (ADR)	6,512,120

	Netherlands—0.1%
31,800	ING Groep N.V.	1,036,973

	Norway—2.6%
83,600	Fred Olsen Energy ASA	4,557,194
256,000	Orkla ASA	3,242,671
188,400	Yara Intl. ASA	13,384,213

		21,184,078

	Philippines—0.5%
74,100	Philippine Long Distance Telephone Co. (ADR)	4,212,585

	Russia—1.3%
116,500	Gazprom OAO (ADR)	5,575,661
55,800	LUKOIL (ADR)	4,634,376

		10,210,037

	Singapore—2.8%
1,212,699	CapitaLand Ltd.	5,004,655
461,000	Singapore Airlines Ltd.	5,068,355
2,182,035	Singapore Telecommunications Ltd.	5,677,917
452,538	United Overseas Bank Ltd.	6,398,843

		22,149,770

	South Korea—0.5%
6,700	Samsung Electronics Co. Ltd.	3,706,820

	Spain—0.5%
72,900	Banco Bilbao Vizcaya Argentaria S.A.	1,339,690
150,100	Banco Santander S.A.	2,921,974

		4,261,664

	Sweden—0.1%
73,000	Nordea Bank AB	1,034,621

	Switzerland—3.2%
27,500	ACE Ltd.	1,394,250
27,800	Alcon, Inc.	4,793,554
154,000	Nestle S.A.	6,755,205
77,700	Novartis AG (ADR)	4,611,495
12,700	Roche Holding AG	2,346,475
15,200	Syngenta AG	4,424,495
5,100	Zurich Financial Services AG	1,340,466

		25,665,940

	Taiwan—0.3%
221,109	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	2,100,535

	United Kingdom—3.6%
180,253	De La Rue Plc	2,998,513
276,200	HSBC Holdings Plc	4,567,778
169,200	Imperial Tobacco Group Plc(a)	6,319,163
2,000,000	Legal & General Group Plc	3,849,344
205,100	National Express Group Plc	3,944,443
3,000	Rio Tinto Plc (ADR)	1,252,800
302,700	Royal Bank of Scotland Group Plc(a)	1,255,922
46,400	Standard Chartered Plc	1,412,707

Schedule of Investments July 31, 2008 (Unaudited)	BlackRock World Investment Trust (BWC)
(continued)	(Percentages shown are based on Net Assets)

Shares	Common Stocks	Value

	United Kingdom— (cont’d)
135,200	Vodafone Group Plc (ADR)	$3,627,416

		29,228,086

	United States—40.5%
26,200	Allstate Corp. (The)	1,210,964
178,000	Altera Corp.	3,907,100
321,900	Altria Group, Inc.(b)	6,550,665
122,000	American Electric Power Co., Inc.(b)	4,819,000
163,500	Amgen, Inc.	10,240,005
101,500	Aon Corp.(b)	4,648,700
43,300	Apple, Inc.(b)	6,882,535
183,100	Archer Daniels Midland Co.(b)	5,242,153
124,000	Baxter Intl., Inc.(b)	8,507,640
139,200	Becton Dickinson & Co.(b)	11,819,472
44,800	C.R. Bard, Inc.	4,159,232
156,600	Chesapeake Energy Corp.	7,853,490
162,600	Chevron Corp.(b)	13,749,456
167,900	Cisco Systems, Inc.(a)(b)	3,692,121
70,200	Citigroup, Inc.(b)	1,312,038
53,700	Colgate-Palmolive Co.	3,988,299
88,100	ConocoPhillips(b)	7,190,722
189,800	CVS Caremark Corp.(b)	6,927,700
48,000	Diamond Offshore Drilling, Inc.(b)	5,726,400
53,000	EOG Resources, Inc.(b)	5,328,090
135,000	Exxon Mobil Corp.(b)	10,858,050
87,900	FPL Group, Inc.(b)	5,672,187
56,400	Freeport-McMoRan Copper & Gold, Inc.	5,456,700
87,500	Genentech, Inc.(a)	8,334,375
62,800	Genzyme Corp.(a)	4,813,620
8,700	Goldman Sachs Group, Inc. (The)	1,601,148
9,900	Google, Inc., Class A(a)(b)	4,690,125
42,600	Greenhill & Co., Inc.(c)	2,616,918
127,000	H.J. Heinz Co.(b)	6,398,260
57,500	Halliburton Co.	2,577,150
43,500	Hudson City Bancorp, Inc.	794,310
178,000	Intel Corp.	3,949,820
22,400	IntercontinentalExchange, Inc.(a)	2,235,520
52,700	Intl. Business Machines Corp.	6,744,546
116,100	Johnson & Johnson(b)	7,949,367
74,600	JPMorgan Chase & Co.	3,030,998
127,900	Kellogg Co.(b)	6,786,374
23,500	Lincoln National Corp.	1,120,950
107,200	Linear Technology Corp.	3,328,560
86,000	McDonald’s Corp.(b)	5,141,940
169,300	Medtronic, Inc.	8,944,119
20,800	MetLife, Inc.	1,056,016
349,050	Microsoft Corp.(b)	8,977,566
96,000	Molson Coors Brewing Co.	5,181,120
180,000	Motorola, Inc.	1,555,200
72,700	NASDAQ OMX Group (The)(a)	2,018,879
86,000	Newmont Mining Corp.	4,124,560
104,100	Nike, Inc.	6,108,588
88,000	Norfolk Southern Corp.	6,328,960
173,800	Occidental Petroleum Corp.	13,700,654
221,300	Pfizer, Inc.	4,131,671
96,800	Pioneer Natural Resources Co.	5,754,760
72,700	Procter & Gamble Co.	4,760,396
109,000	Public Service Enterprise Group, Inc.	4,556,200
68,800	Qualcomm, Inc.	3,807,392
13,200	Simon Property Group, Inc. (REIT)	1,222,716
20,400	Torchmark Corp.	1,184,220
28,200	U.S. Bancorp	863,202
83,400	Union Pacific Corp.	6,875,496
28,000	United States Steel Corp.	4,490,080
60,100	Wal-Mart Stores, Inc.	3,523,062
71,800	Wells Fargo & Co.	2,173,386
199,700	Yum! Brands, Inc.(b)	7,153,254

		326,348,197

	Total Common Stocks—89.8%	722,714,851

Shares	Exchange-Traded Funds	Value

	United States—5.2%
594,600	Financial Select Sector SPDR Fund	$12,861,198
104,800	iShares Dow Jones Euro Stoxx Banks	4,667,114
280,000	iShares Dow Jones Stoxx 600 Banks	12,879,939
94,200	iShares Dow Jones U.S. Real Estate Index Fund	5,868,660
71,900	KBW Insurance	3,024,833
30,500	Lyxor Dow Jones Stoxx 600 Financial Services	1,527,164
52,900	PowerShares Dynamic Insurance Portfolio	827,356

	Total Exchange-Traded Funds	41,656,264

	Total Long-Term Investments (Cost—$739,167,939)—95.0%	764,371,115

	Short-Term Securities

	Money Market Funds—5.4%
2,751,000	BlackRock Liquidity Series, LLC Money Market Series, 2.63%(d)(e)(f)	2,751,000
40,585,665	Fidelity Institutional Money Market Prime Portfolio, 2.45%(d)	40,585,665

	Total Money Market Funds	43,336,665

Principal Amount

	U.S. Government and Agency Discount Notes—2.9%
$23,400,000	Federal Home Loan Bank Discount Notes, 1.82%, 08/01/08(g)	23,400,000

	Total Short-Term Investments (Cost—$66,736,665)—8.3%	66,736,665

Contracts	Options Purchased

	Outstanding Call Options Purchased—0.0%
1,471	Archer Daniels Midland Co., strike price $45, expires 12/22/08	25,743
352	Citigroup, Inc., strike price $28.25, expires 11/03/08	2,844
754	Financial Select Sector SPDR Fund, strike price $27, expires 12/22/08	34,684

	Total Outstanding Options Purchased
	(Cost—$112,431)—0.0%	63,271

	Total investments before outstanding options written
	(Cost—$806,017,035*)—103.3%	831,171,051

	Options Written

	Outstanding Call Options Written—(2.4)%
(138)	ACE Ltd., strike price $55, expires 11/24/08	(30,015)
(44,800)	Adidas AG, strike price 47.48 EUR, expires 11/04/08	(32,940)
(576,000)	AEM S.p.A., strike price 2.50 EUR, expires 11/04/08	(48,340)
(2,500)	Alcon, Inc., strike price $155, expires 11/21/08	(53,984)
(190)	Alcon, Inc., strike price $165, expires 11/24/08	(291,650)
(140)	Allstate Corp. (The), strike price $47.50, expires 01/19/09	(36,400)
(32,000)	Alstom S.A., strike price 84.21 EUR, expires 08/08/08	(134)
(175)	Altera Corp., strike price $23, expires 11/07/08	(22,346)
(80,400)	Altera Corp., strike price $23.41, expires 11/18/08	(98,385)
(128,000)	Altria Group, Inc., strike price $22.25, expires 11/21/08	(32,794)
(320)	American Electric Power Co., Inc., strike price $45, expires 11/24/08	(14,400)
(320)	American Electric Power Co., Inc., strike price $47.50, expires 11/24/08	(5,600)
(51,000)	Amgen, Inc., strike price $70, expires 11/18/08	(89,627)

Schedule of Investments July 31, 2008 (Unaudited)	BlackRock World Investment Trust (BWC)
(continued)	(Percentages shown are based on Net Assets)

Contracts	Options Written	Value

	Outstanding Call Options Written— (cont’d)
(240)	Aon Corp., strike price $47.75, expires 11/07/08	$(45,403)
(26,000)	Aon Corp., strike price $51, expires 11/21/08	(26,387)
(120)	Apple, Inc., strike price $175, expires 11/14/08	(113,408)
(75)	Apple, Inc., strike price $200, expires 01/19/09	(51,375)
(37,500)	Aracruz Celulose S.A. (ADR), strike price $90, expires 12/19/08	(41,475)
(250)	ArcelorMittal, strike price $105, expires 08/18/08	(6,250)
(26,000)	ArcelorMittal, strike price $95.50, expires 11/21/08	(135,881)
(100)	Arch Capital Group Ltd., strike price $70, expires 12/22/08	(48,500)
(92,100)	Archer Daniels Midland Co., strike price $46, expires 11/03/08	(3,214)
(55,000)	Archer Daniels Midland Co., strike price $46, expires 11/21/08	(3,514)
(21,400)	AXA S.A., strike price 21.50 EUR, expires 08/20/08	(6,517)
(37,000)	Banco Bilbao Vizcaya Argentaria S.A., strike price 13.61 EUR, expires 08/07/08	(1)
(180)	Banco Bradesco S.A. (ADR), strike price $22.50, expires 12/22/08	(31,950)
(180)	Banco Itau Holding Financeira S.A. (ADR), strike price $22.50, expires 12/22/08	(31,950)
(74,000)	Banco Santander S.A., strike price 12.41 EUR, expires 11/07/08	(82,277)
(100)	Bank of Nova Scotia, strike price 52 CAD, expires 10/20/08	(15,186)
(369,000)	Bank of Yokohama Ltd. (The), strike price 736.78 JPY, expires 11/05/08	(107,846)
(150)	Barrick Gold Corp., strike price $52, expires 11/03/08	(15,505)
(250)	Baxter Intl., Inc., strike price $65, expires 11/22/08	(150,000)
(250)	Baxter Intl., Inc., strike price $67.50, expires 11/24/08	(111,250)
(125)	Baxter Intl., Inc., strike price $70, expires 11/24/08	(38,750)
(9,000)	Becton Dickinson & Co., strike price $85.05, expires 11/17/08	(38,452)
(355)	Becton Dickinson & Co., strike price $90, expires 09/22/08	(31,062)
(32,000)	Becton Dickinson & Co., strike price $90.05, expires 11/21/08	(65,696)
(173)	BHP Billiton Ltd. (ADR), strike price $100, expires 11/24/08	(18,165)
(7,700)	BNP Paribas, strike price 69.50 EUR, expires 08/07/08	(1,458)
(1,950)	Bombardier, Inc., Series B, strike price 9 CAD, expires 01/19/09	(78,080)
(25,000)	C.R. Bard, Inc., strike price $106, expires 11/21/08	(14,237)
(43,000)	Canadian National Railway Co., strike price $51.59, expires 11/21/08	(202,771)
(43,800)	Canon, Inc., strike price 5,900 JPY, expires 11/05/08	(35,534)
(242,500)	CapitaLand Ltd., strike price 6.02 SGD, expires 08/27/08	(17,193)
(425,000)	CapitaLand Ltd., strike price 7.20 SGD, expires 11/05/08	(18,244)
(77,500)	Chesapeake Energy Corp., strike price $55.05, expires 12/19/08	(385,539)
(400)	Chesapeake Energy Corp., strike price $57, expires 11/03/08	(125,960)

Contracts	Options Written	Value

	Outstanding Call Options Written— (cont’d)
(95,000)	Chevron Corp., strike price $91, expires 11/21/08	$(278,493)
(200,000)	China Mobile Ltd., strike price 144.82 HKD, expires 11/05/08	(5,391)
(960)	Cia Energetica de Minas Gerais (ADR), strike price $24.38, expires 11/14/08	(185,712)
(400)	Cia Energetica de Minas Gerais (ADR), strike price $25, expires 12/22/08	(78,000)
(370)	Cisco Systems, Inc., strike price $29.50, expires 11/07/08	(2,316)
(215)	Citigroup, Inc., strike price $25, expires 12/22/08	(12,792)
(352)	Citigroup, Inc., strike price $28.50, expires 11/03/08	(2,601)
(295)	Colgate-Palmolive Co., strike price $75, expires 11/24/08	(91,450)
(270)	ConocoPhillips, strike price $85, expires 11/24/08	(122,850)
(180)	ConocoPhillips, strike price $90, expires 08/18/08	(3,420)
(250)	ConocoPhillips, strike price $95, expires 11/24/08	(42,125)
(86,000)	CVS Caremark Corp., strike price $44, expires 11/21/08	(33,549)
(160)	CVS Caremark Corp., strike price $45, expires 11/24/08	(3,200)
(31,000)	Daito Trust Construction Co. Ltd., strike price 5,520 JPY, expires 11/05/08	(38,808)
(25,800)	Daito Trust Construction Co. Ltd., strike price 5,750 JPY, expires 11/05/08	(21,619)
(144,000)	De La Rue Plc, strike price 8.92 GBP, expires 09/03/08	(28,674)
(7,300)	Deutsche Boerse AG, strike price 79.56 EUR, expires 08/25/08	(24,486)
(27,000)	Diamond Offshore Drilling, Inc., strike price $141, expires 11/21/08	(103,510)
(14,000)	E.ON AG, strike price 44.42 EUR, expires 09/03/08	(11,809)
(140,000)	Eni S.p.A., strike price 24.09 EUR, expires 09/03/08	(16,327)
(240)	EOG Resources, Inc., strike price $150, expires 11/03/08	(10,692)
(9,000)	EOG Resources, Inc., strike price $150.05, expires 11/21/08	(6,107)
(9,000)	EOG Resources, Inc., strike price $155.05, expires 11/21/08	(4,611)
(122,300)	Esprit Holdings Ltd., strike price 107.07 HKD, expires 11/05/08	(9,944)
(47,000)	Esprit Holdings Ltd., strike price 99.10 HKD, expires 11/05/08	(8,664)
(20,000)	Exxon Mobil Corp., strike price $96, expires 11/21/08	(13,010)
(57,500)	Exxon Mobil Corp., strike price $99, expires 11/21/08	(21,022)
(20,000)	Fanuc Ltd., strike price 11,887.20 JPY, expires 11/05/08	(8,758)
(500)	Financial Select Sector SPDR Fund, strike price $22, expires 12/22/08	(98,500)
(75,400)	Financial Select Sector SPDR Fund, strike price $27.05, expires 11/21/08	(24,490)
(40,000)	Fomento Economico Mexicana SAB de CV (ADR), strike price $49, expires 11/07/08	(104,892)
(1,020)	Fomento Economico Mexicano SAB de CV (ADR), strike price $48, expires 11/03/08	(287,803)
(125)	Fording Canadian Coal Trust, strike price $80, expires 12/22/08	(129,375)
(65)	Fording Canadian Coal Trust, strike price $85, expires 12/22/08	(43,225)
(220)	FPL Group, Inc., strike price $70, expires 08/18/08	(2,200)

Schedule of Investments July 31, 2008 (Unaudited)	BlackRock World Investment Trust (BWC)
(continued)	(Percentages shown are based on Net Assets)

Contracts	Options Written	Value

	Outstanding Call Options Written— (cont’d)
(26,000)	FPL Group, Inc., strike price $71, expires 11/21/08	$(43,243)
(5,488)	Fred Olsen Energy ASA, strike price 315 NOK, expires 09/03/08	(2,631)
(11,689)	Fred Olsen Energy ASA, strike price 315 NOK, expires 09/04/08	(5,917)
(8,000)	Fred Olsen Energy ASA, strike price 334.40 NOK, expires 11/04/08	(7,928)
(26,133)	Fred Olsen Energy ASA, strike price 368.21 NOK, expires 11/04/08	(9,446)
(31,000)	Freeport-McMoRan Copper & Gold, Inc., strike price $130.05, expires 11/21/08	(72,574)
(50,000)	Fresenius Medical Care AG & Co. KGaA, strike price 35.50 EUR, expires 11/04/08	(170,689)
(17,000)	Gazprom OAO (ADR), strike price $64.08, expires 11/04/08	(2,259)
(40,800)	Gazprom OAO (ADR), strike price $64.68, expires 11/04/08	(4,696)
(48,000)	Genentech, Inc., strike price $75.64, expires 11/21/08	(998,357)
(36,000)	Genzyme Corp., strike price $72.19, expires 11/21/08	(290,282)
(268)	Genzyme Corp., strike price $75, expires 08/18/08	(71,690)
(43)	Goldman Sachs Group, Inc. (The), strike price $190, expires 09/22/08	(37,088)
(25)	Google, Inc., strike price $600, expires 12/22/08	(22,875)
(25)	Google, Inc., strike price $650, expires 12/22/08	(11,125)
(235)	Greenhill & Co., Inc., strike price $70, expires 12/22/08	(61,688)
(45,000)	H.J. Heinz Co., strike price $49.68, expires 08/18/08	(55,449)
(25,000)	H.J. Heinz Co., strike price $50.05, expires 11/21/08	(61,133)
(52,800)	Hannover Rueckversicherung AG, strike price 34.22 EUR, expires 11/04/08	(76,117)
(99,000)	HSBC Holdings Plc, strike price 8.51 GBP, expires 08/08/08	(4,673)
(39,000)	HSBC Holdings Plc, strike price 8.67 GBP, expires 11/07/08	(18,072)
(21,800)	Hudson City Bancorp, Inc., strike price $19, expires 11/03/08	(24,285)
(28,000)	Imperial Tobacco Group Plc, strike price 20.43 GBP, expires 08/20/08	(2,942)
(255,000)	Industrial and Commercial Bank of China Asia Ltd., strike price 20.69 HKD, expires 12/03/08	(26,333)
(15,900)	ING Groep N.V., strike price 25 EUR, expires 11/04/08	(7,734)
(98,000)	Intel Corp., strike price $23, expires 11/21/08	(126,381)
(112)	IntercontinentalExchange, Inc., strike price $95, expires 09/22/08	(144,480)
(210)	Intl. Business Machines Corp., strike price $125.25, expires 11/17/08	(182,576)
(50)	Intl. Business Machines Corp., strike price $135, expires 11/03/08	(18,219)
(260,000)	ITOCHU Corp., strike price 1,308.88 JPY, expires 11/05/08	(53,105)
(250)	Johnson & Johnson, strike price $68, expires 11/07/08	(61,393)
(390)	Johnson & Johnson, strike price $70, expires 11/28/08	(61,425)
(220)	JPMorgan Chase & Co., strike price $45, expires 12/22/08	(59,180)
(150)	JPMorgan Chase & Co., strike price $47.50, expires 12/22/08	(27,750)

Contracts	Options Written	Value

	Outstanding Call Options Written— (cont’d)
(84)	K+S AG, strike price 240 EUR, expires 12/19/08	$(1,193,148)
(144)	K+S AG, strike price 260 EUR, expires 12/19/08	(1,739,238)
(14,500)	KBW Insurance, strike price $49.86, expires 11/21/08	(5,482)
(500)	Kellogg Co., strike price $55, expires 12/22/08	(86,250)
(350,000)	Kerry Properties Ltd., strike price 61.46 HKD, expires 11/05/08	(13,107)
(67,500)	Konica Minolta Holdings, Inc., strike price 1,965.82 JPY, expires 08/27/08	(17,807)
(8,900)	Linde AG, strike price 93.23 EUR, expires 09/03/08	(19,245)
(22,100)	Linde AG, strike price 96.60 EUR, expires 08/20/08	(15,978)
(590)	Linear Technology Corp., strike price $37.50, expires 11/24/08	(23,600)
(11,000)	LUKOIL (ADR), strike price $111.73, expires 11/04/08	(11,960)
(17,000)	LUKOIL (ADR), strike price $112.92, expires 11/04/08	(3,271)
(43,000)	McDonald’s Corp., strike price $61, expires 11/21/08	(120,658)
(680)	Medtronic, Inc., strike price $52.50, expires 11/14/08	(204,870)
(115)	MetLife, Inc., strike price $60, expires 12/22/08	(13,225)
(178,000)	Microsoft Corp., strike price $33.05, expires 11/21/08	(18,957)
(300)	Mizuho Financial Group, Inc., strike price 575,921.50 JPY, expires 11/05/08	(97,885)
(25,000)	Molson Coors Brewing Co., Class B, strike price $58, expires 11/21/08	(57,823)
(43,000)	Molson Coors Brewing Co., Class B, strike price $60.91, expires 11/21/08	(65,872)
(370)	NASDAQ OMX Group (The), strike price $30, expires 12/22/08	(104,525)
(50,000)	National Express Group Plc, strike price 9.08 GBP, expires 11/04/08	(108,383)
(69,000)	Nestle S.A., strike price 45 CHF, expires 11/04/08	(170,861)
(85,000)	Nestle S.A., strike price 51.60 CHF, expires 08/07/08	(428)
(964,000)	New World Development Co. Ltd., strike price 23.19 HKD, expires 11/05/08	(5,917)
(30,000)	Newmont Mining Corp., strike price $56.94, expires 11/21/08	(44,448)
(170)	Newmont Mining Corp., strike price $60, expires 12/22/08	(21,590)
(250)	Nike, Inc., strike price $70, expires 08/18/08	(1,250)
(32,000)	Nike, Inc., strike price $71, expires 11/21/08	(24,189)
(8,200)	Nintendo Co. Ltd., strike price 62,485.84 JPY, expires 11/05/08	(48,548)
(5,800)	Nintendo Co. Ltd., strike price 62,685 JPY, expires 11/05/08	(33,062)
(37,000)	Nordea Bank AB, strike price 104 SEK, expires 11/04/08	(5,207)
(44,000)	Norfolk Southern Corp., strike price $62.99, expires 11/03/08	(494,674)
(42,000)	Novartis AG (ADR), strike price $60, expires 11/21/08	(112,127)
(390)	Occidental Petroleum Corp., strike price $85, expires 11/24/08	(212,550)
(24,000)	Occidental Petroleum Corp., strike price $88, expires 11/21/08	(101,928)
(760)	Occidental Petroleum Corp., strike price $90, expires 11/24/08	(296,400)

Schedule of Investments July 31, 2008 (Unaudited)	BlackRock World Investment Trust (BWC)
(continued)	(Percentages shown are based on Net Assets)

Contracts	Options Written	Value

	Outstanding Call Options Written— (cont’d)
(44,118)	Oriflame Cosmetics S.A., strike price 400.75 SEK, expires 08/20/08	$(90,780)
(192,000)	Orkla ASA, strike price 68.99 NOK, expires 11/04/08	(136,288)
(168,000)	Partner Communications (ADR), strike price $24.03, expires 11/21/08	(135,677)
(625)	Partner Communications (ADR), strike price $25, expires 11/24/08	(20,312)
(60,000)	Petroleo Brasileiro S.A. (ADR), strike price $70.50, expires 11/21/08	(68,100)
(600)	Pfizer, Inc., strike price $20, expires 12/22/08	(38,100)
(190)	Pioneer Natural Resources Co., strike price $75, expires 12/22/08	(53,200)
(39,000)	Piraeus Bank S.A., strike price 19.37 EUR, expires 08/20/08	(50,848)
(13,000)	Potash Corp. of Saskatchewan, strike price $181, expires 11/21/08	(496,621)
(57)	Potash Corp. of Saskatchewan, strike price $250, expires 09/22/08	(23,940)
(36,500)	Procter & Gamble Co., strike price $68.50, expires 11/21/08	(47,541)
(275)	Public Service Enterprise Group, Inc., strike price $45, expires 12/22/08	(44,688)
(275)	Public Service Enterprise Group, Inc., strike price $47.50, expires 09/22/08	(4,125)
(330)	Qualcomm, Inc., strike price $50, expires 08/18/08	(184,800)
(358)	Qualcomm, Inc., strike price $52.50, expires 09/22/08	(159,310)
(150)	Research In Motion Ltd., strike price $160, expires 08/18/08	(375)
(150,000)	Royal Bank of Scotland Group Plc, strike price 2.19 GBP, expires 11/07/08	(39,577)
(3,250)	Samsung Electronics Co. Ltd., strike price $799, expires 11/05/08	(9,272)
(269,000)	Shizuoka Bank Ltd. (The), strike price 1,238.61 JPY, expires 11/05/08	(70,177)
(133,200)	Shizuoka Bank Ltd. (The), strike price 1,368.46 JPY, expires 11/05/08	(8,573)
(66)	Simon Property Group, Inc. (REIT), strike price $95, expires 01/19/09	(60,390)
(138,000)	Singapore Airlines Ltd., strike price 17.16 SGD, expires 11/05/08	(11,092)
(1,100,000)	Singapore Telecommunications Ltd., strike price 3.97 SGD, expires 11/05/08	(20,298)
(86,000)	Sims Group Ltd., strike price 41.57 AUD, expires 11/05/08	(68,282)
(23,200)	Standard Chartered Plc, strike price 16.39 GBP, expires 08/20/08	(11,979)
(98,000)	Sun Hung Kai Properties Ltd., strike price 145.25 HKD, expires 11/05/08	(11,170)
(15,200)	Syngenta AG, strike price 334.41 CHF, expires 11/04/08	(157,277)
(220,000)	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR), strike price $11, expires 11/14/08	(68,794)
(350)	TELUS Corp., strike price 50 CAD, expires 11/24/08	(2,735)
(500)	TELUS Corp., strike price 52 CAD, expires 11/22/08	(7,325)
(48,000)	Tenaris S.A. (ADR), strike price $72.05, expires 08/22/08	(7,070)
(100)	Torchmark Corp., strike price $65, expires 11/24/08	(9,250)
(350)	Toronto-Dominion Bank, strike price 64 CAD, expires 10/20/08	(92,290)
(24,000)	Total S.A., strike price 52.89 EUR, expires 11/04/08	(47,184)

Contracts	Options Written	Value

	Outstanding Call Options Written— (cont’d)
(24,000)	Total S.A., strike price 54.30 EUR, expires 09/03/08	$(8,644)
(16,000)	Total S.A., strike price 58.29 EUR, expires 11/04/08	(8,545)
(144)	U.S. Bancorp, strike price $30, expires 11/03/08	(40,189)
(295)	Ultra Petroleum Corp., strike price $120, expires 12/22/08	(33,187)
(29,500)	Ultra Petroleum Corp., strike price $91, expires 11/21/08	(107,032)
(280)	Union Pacific Corp., strike price $150, expires 11/24/08	(319,200)
(414)	Union Pacific Corp., strike price $80, expires 11/24/08	(345,690)
(140)	Union Pacific Corp., strike price $85, expires 11/24/08	(81,900)
(226,300)	United Overseas Bank Ltd., strike price 22.07 SGD, expires 11/05/08	(24,804)
(280)	United States States Steel Corp., strike price $170, expires 09/22/08	(289,800)
(72,000)	Vodafone Group Plc (ADR), strike price $35.25, expires 11/21/08	(12,701)
(300)	Wal-Mart Stores, Inc., strike price $60, expires 12/22/08	(99,000)
(44,000)	Wartsila Oyj, B Shares, strike price 41.41 EUR, expires 09/03/08	(80,428)
(31,800)	Wartsila Oyj, B Shares, strike price 41.56 EUR, expires 09/03/08	(55,872)
(355)	Wells Fargo & Co., strike price $30, expires 11/03/08	(105,147)
(188,400)	Yara Intl. ASA, strike price 332.72 NOK, expires 11/04/08	(2,103,707)
(520)	Yum! Brands, Inc., strike price $40.25, expires 11/17/08	(44,392)
(57,000)	Yum! Brands, Inc., strike price $40.50, expires 11/07/08	(40,789)

	Total Outstanding Call Options Written	(19,112,735)

	Outstanding Put Options Written—(0.1)%
(280)	ACE Ltd., strike price $45, expires 08/18/08	(4,200)
(275)	ACE Ltd., strike price $48, expires 08/08/08	(4,037)
(1,500)	Broadcom Corp., strike price $27.50, expires 08/18/08	(495,000)
(268)	Genzyme Corp., strike price $75, expires 08/18/08	(28,140)
(290)	Linear Technology Corp., strike price $32.50, expires 08/18/08	(53,650)

	Total Outstanding Put Options Written	(585,027)

	Total Outstanding Options Written (Premium Received $25,331,556)—(2.5)%	(19,697,762)

	Total investments net of outstanding options written—100.8%	811,473,289
	Liabilities in excess of other assets—(0.8)%	(6,186,783)

	Net Assets—100.0%	$805,286,506

Schedule of Investments July 31, 2008 (Unaudited)	BlackRock World Investment Trust (BWC)
(continued)	(Percentages shown are based on Net Assets)

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$809,184,173

Gross unrealized appreciation	$68,382,038
Gross unrealized depreciation	(46,395,160)

Net unrealized appreciation	$21,986,878

(a)	Non-income producing security.

(b)	Security, or a portion thereof, pledged as collateral for outstanding options written.

(c)	Security, or a portion of security, is on loan.

(d)	Represents current yield as of report date.

(e)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 were as follows:

Affiliate	Net Activity	Interest Income

BlackRock Liquidity Series, LLC Money Market Series	2,751,000	$102,113

(f)	Security purchased with the cash proceeds from securities loans.

(g)	Rate shown is the yield to maturity as of the date of purchase.

KEY TO ABBREVIATIONS

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
REIT	—	Real Estate Investment Trust
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
SPDR	—	Standard & Poor’s Depository Receipt

Item 2 – Controls and Procedures

2(a) –     The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –     There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock World Investment Trust

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock World Investment Trust

Date: September 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock World Investment Trust

Date: September 19, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock World Investment Trust

Date: September 19, 2008